Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 24, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 228,827	$ 227,188		$ 268,217
Short-term investments	2,879	2,620		2,411
Accounts receivable, net of allowance of $725 and $838 as of December 31, 2022 and December 31, 2021, respectively	56,627	66,474		55,067
Prepaid expenses and other current assets	6,453	10,013		8,461
Total current assets	294,786	306,295		334,156
Property and equipment, net	5,176	5,537		3,922
Goodwill	18,871	18,904		0
Intangible assets, net	10,848	11,079		0
Operating lease right-of-use assets	16,984	15,855		0
Deferred contract costs	47,794	48,553		38,926
Other assets	7,052	9,310		11,734
Total assets	401,511	415,533		388,738
Liabilities, mezzanine equity, and stockholders’ equity
Accounts payable	1,451	1,519		1,824
Accrued expenses and other liabilities	35,057	47,784		35,062
Current portion of deferred revenue	91,479	93,405		74,294
Total current liabilities	127,987	142,708		111,180
Long-term operating lease liabilities	11,755	11,348		0
Long-term portion of deferred revenue	7,710	8,085		8,038
Earn-out shares liabilities	6,922	6,631		10,012
Other non-current liabilities	5,839	3,607		3,943
Total liabilities	160,213	172,379		133,173
Commitments and contingencies (Note 13)
Mezzanine equity
Redeemable noncontrolling interest	14,057	14,007		5,210		$ 7,500
Total mezzanine equity	14,057	14,007		5,210
Common Stock, $0.0001 par value; 1,000,000 shares authorized, 185,278 and 181,822 shares issued and outstanding	19	19		18
Additional paid-in capital	674,768	665,715		625,056
Treasury stock	(23,477)	(21,666)		(1,739)
Accumulated other comprehensive income	2,055	2,006		2,317
Accumulated deficit	(426,124)	(416,927)		(375,297)
Total stockholders’ equity	227,241	229,147	$ 245,237	250,355	$ (192,827)		$ (198,682)
Total liabilities, mezzanine equity, and stockholders’ equity	$ 401,511	$ 415,533		$ 388,738